STOCK OPTIONS AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
STOCK OPTIONS AND WARRANTS [Abstract]
STOCK OPTIONS AND WARRANTS

NOTE 9   STOCK OPTIONS AND WARRANTS

Stock options

HII currently has two stock option plans: (a) the 2005 Stock Incentive Plan reserved 10,000,000 common shares and 8,615,140 stock options have been granted through September 30, 2014 and 153,000 options are outstanding at September 30, 2014, and (b) the 2012 Stock Incentive Plan reserved 10,000,000 common shares and 2,500,000 stock options have been granted through September 30, 2014 and 2,000,000 options are outstanding at September 30, 2014.

During the nine months ended September 30, 2014, 500,000 options were exercised and no options expired.

During the nine months ended September 30, 2014, 564,000 options were granted to employees and valued at $278,022 using the Black-Scholes pricing model. The 564,000 options vest over a period of 36 months.

Significant assumptions used in the valuation include the following:

Expected term                       7 years

Expected volatility             186.00%

Risk free interest rate             2.13%

Expected dividend yield         0.00%

During the nine months ended September 30, 2014, 100,000 options were granted to two directors and valued at $50,972 using the Black-Scholes pricing model.  The 100,000 options vest over a 12 month period.

Significant assumptions used in the valuation include the following:

Expected term                       5 years

Expected volatility             185.66%

Risk free interest rate             1.46%

Expected dividend yield         0.00%

Stock compensation expense recognized for the nine months ended September 30, 2014 related to the above options including those issued in the prior year amounted to $166,402. Unrecognized compensation cost as of September 30, 2014 of $309,568 is expected to be recognized over a period of 2.33 years.

Warrants

From June 21, 2014 to July 8, 2014, 2,000,000 warrants were issued in conjunction to the Series A Preferred Stock subscriptions to accredited investors (see Note 6) and valued at $908,059 using the Black-Scholes pricing model. The 2,000,000 warrants are immediately exercisable.  The fair value of the warrants is included in additional paid in capital.

Significant assumptions used in the valuation include the following:

Expected term                       3 years

Expected volatility             173.03%

Risk free interest rate             0.88%

Expected dividend yield         0.00%

On June 30, 2014, 50,000 warrants were issued in conjunction with the capital lease transaction disclosed above (see Note 3) and valued at $31,788 using the Black-Scholes pricing model. The 50,000 warrants only vest if the Company elects to exercise the purchase option prior to the end of the lease term, and, therefore, the fair value was not recorded. The warrants have an exercise price of $0.65 and a 5 year term.

Significant assumptions used in the valuation include the following:

Expected term                       5 years

Expected volatility             173.03%

Risk free interest rate             0.88%

Expected dividend yield         0.00%

On August 12, 2014, 2,500,000 warrants were issued in conjunction with the Heartland Term Loan transaction disclosed above (see Note 5) and valued at $1,293,679 using the Black-Scholes pricing model. The 2,500,000 warrants are immediately exercisable. The relative fair value of the warrants is recorded as a debt discount and amortized over the life of the Heartland Term Loan. The warrants have an exercise price of $1.00 and a 4 year term.

Significant assumptions used in the valuation include the following:

Expected term                       4 years

Expected volatility             169.51%

Risk free interest rate             1.63%

Expected dividend yield         0.00%

During the nine months ended September 30, 2014, 50,000 warrants were exercised for cash and 250,000 warrants were exercised on a cashless basis (see Note 8).

A summary of activity in options and warrants is as follows:

		Weighted	Weighted	Aggregate		Weighted	Weighted	Aggregate
		Average	Average	Intrinsic		Average	Average	Intrinsic
	Options	Remaining Life	Exercise Price	Value	Warrants	Remaining Life	Exercise Price	Value

Outstanding at December 31, 2013	1,989,000	4.19	$0.17	$701,345	1,528,000	2.51	$0.14	$590,680

Six months ended September 30, 2014:
Granted	664,000		0.60		4,550,000		$1.00
Exercised	(500,000)		0.15		(300,000)		$0.29
Forfeited and cancelled	-				-

Outstanding at September 30, 2014	2,153,000	4.22	$0.31	$1,165,770	5,778,000	3.17	$0.81	$929,780

NOTE 9 – STOCK OPTIONS AND WARRANTS

Stock options

HII currently has two stock option plans: (a) the 2005 Stock Incentive Plan reserved 10,000,000 common shares and 8,615,140 stock options have been granted through December 31, 2013 and 153,000 options are outstanding at December 31, 2013, and (b) the 2012 Stock Incentive Plan reserved 10,000,000 common shares and 1,836,000 stock options have been granted through December 31, 2013 and 1,836,000 options are outstanding at December 31, 2013.

During the year ended December 31, 2012, 353,000 options were granted and valued at $20,033 using the Black-Scholes pricing model.   Significant assumptions used in the valuation include the following:

Expected term                        5 years

Expected volatility                 249.22%  - 407.11%

Risk free interest rate             0.78% - 0.82%

Expected dividend yield         0.00%

The 153,000 options vested immediately while the 200,000 options vest at a rate of 33.33% per year starting December 18, 2013.  Stock compensation expense recognized for the year ended December 31, 2012 related to these options amounted to $6,505.

During the year ended December 31, 2013, 350,000 options were granted to an employee and valued at $41,720 using the Black-Scholes pricing model.   The options vest upon achievement of certain revenue targets, some of which were met during the year ended December 31, 2013, resulting in 262,500 options vesting.

During the year ended December 31, 2013, 1,000,000 options were granted to an employee and director and valued at $178,237 using the Black-Scholes pricing model.   The 500,000 options issued to the director vested immediately while the remaining 500,000 options vest monthly over a period of 24 months with 166,664 options vested as of December 31, 2013.

During the year ended December 31, 2013, 286,000 options were granted to employees and valued at $93,241 using the Black-Scholes pricing model.  The 286,000 options vest monthly over a 36 month period with 10,944 options vested as of December 31, 2013

Significant assumptions used in the valuation of the above options include the following:

Expected term                                   3 - 5 years

Expected volatility                            192.35% - 245.43%

Risk free interest rate                        0.70% - 1.47%

Expected dividend yield                   0.00%

Stock compensation expense recognized for the year ended December 31, 2013 related to the above options and options granted in the prior year amounted to $163,137.  Unrecognized compensation cost as of December 31, 2013 of $157,277 is expected to be recognized over a period of 3 years.

During the year ended December 31, 2013, no options expired.  On December 13, 2013, an officer exercised 40,000 options using the cashless provision of the option agreement for net shares issued of 23,333.

Warrants

In September 2012, HII issued 1,800,000 Class A warrants and 900,000 Class B warrants with the certain promissory notes (see Note 5).  Both Class A and Class B warrants have an exercise price of $0.10 and a term of 5 years.   The Class A warrants are exercisable at the date of issuance.  The Class B Warrants are exercisable beginning on the one-year anniversary from the issuance date ( Target date ) if the Company's stock price on or after the Target date through September 24, 2017 is less than $0.20, however, if the Company's stock price on or after the Target date and through September 24, 2017 is at least $0.20, no shares are issuable under the Class B warrants.  The Company's stock price on the Target date exceeded $0.20 and the 900,000 warrants were effectively forfeited.

The Class A warrants were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include the following:

Expected term                         5 years

Expected volatility                  277%

Risk free interest rate              0.66%

Expected dividend yield         0.00%

On December 17, 2012, the Company issued 550,000 warrants in conjunction with the $150,000 note (see Note 5).  The warrants have an exercise price of $0.09 and a term of 5 years.

The warrants were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include the following:

Expected term                         5 years

Expected volatility                  249.22%

Risk free interest rate              0.74%

Expected dividend yield         0.00%

On March 4, 2013, a warrant holder exercised warrants to purchase 375,000 common shares at an exercise price of $0.05, for total proceeds of $18,750.

On May 23, 2013, a warrant holder exercised warrants to purchase 300,000 common shares at an exercise price of $0.10, for total proceeds of $30,000.

On June 3, 2013, a warrant holder exercised warrants to purchase 25,000 common shares at an exercise price of $0.05, for total proceeds of $1,250.

On September 25, 2013, two warrant holders exercised warrants to purchase 1,720,000 common shares for a total consideration of $169,800.

On June 21, 2013, the Company issued 200,000 warrants in conjunction with the forbearance of a note holder concerning the note being paid in full two-months after the due date.  The warrants have an exercise price of $0.28 and a term of 5 years.

The warrants were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include the following:

Expected term                                                 5 years

Expected volatility                                          215.84%

Risk free interest rate                                      1.42%

Expected dividend yield                                 0.00%

The fair value of the warrants of $55,154 was immediately recorded as interest expense since the note was fully paid as of June 30, 2013.

During the year ended December 31, 2013, 2,553,269 warrants expired unexercised.

Summary information regarding options and warrants is as follows:

		Weighted	Weighted	Aggregate		Weighted	Weighted	Aggregate
		Average	Average	Intrinsic		Average	Average	Intrinsic
	Options	Remaining Life	Exercise Price	Value	Warrants	Remaining Life	Exercise Price	Value

Outstanding at December 31, 2011	40,000	1.96	$0.25	$-	4,875,611	2.02	$0.27	$-

Year ended December 31, 2012:
Granted	353,000		0.10		3,250,000		0.098
Exercised	-		-		(62,500)		0.05
Forfeited and cancelled	-		-		(869,842)		0.61

Outstanding at December 31, 2012	393,000	4.20	$0.12	$-	7,193,269	2.91	$0.15	$57,500

Year ended December 31, 2013:
Granted	1,636,000		0.19		200,000		0.28
Exercised	(40,000)		0.25		(2,422,000)		0.09
Forfeited and cancelled	-		-		(3,443,269)		0.21

Outstanding at December 31, 2013	1,989,000	4.19	$0.17	$701,345	1,528,000	2.51	$0.14	$590,680